Expense Example - Emerging Markets Fund	Fund Shares 1 Year	Fund Shares 3 Years	Fund Shares 5 Years	Fund Shares 10 Years	Inst. Shares 1 Year	Inst. Shares 3 Years	Inst. Shares 5 Years	Inst. Shares 10 Years	Class A 1 Year	Class A 3 Years	Class A 5 Years	Class A 10 Years
USD ($)	148	461	799	1,754	128	404	702	1,552	740	1,118	1,541	2,713